Related party transactions - Related Party Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due from related parties - current	$ 177
Amount due from related parties - non-current	539
Amounts due to related parties - current	(39)
Long-term debt due to related parties	(222)
Total net related party balances	$ 455
Predecessor
Related Party Transaction [Line Items]
Amount due from related parties - current		$ 217
Amount due from related parties - non-current		547
Amounts due to related parties - current		(10)
Long-term debt due to related parties		(314)
Total net related party balances		$ 440